Property and equipment, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)
Property and Equipment, Net
Gross		¥ 14,905			¥ 21,810
Less: accumulated depreciation and amortization		(5,766)			(8,181)
Net book value		9,139		$ 2,114	13,629
Depreciation and Amortization
Depreciation and amortization expenses	¥ 3,699	2,282	¥ 1,295
Computer equipment and software
Property and Equipment, Net
Gross		9,829			13,289
Buildings and leasehold improvements
Property and Equipment, Net
Gross		2,828			6,155
Construction in progress
Property and Equipment, Net
Gross		1,818			1,883
Furniture, office and transportation equipment
Property and Equipment, Net
Gross		¥ 430			¥ 483